Operating expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Selling and marketing expenses:
Promotion expenses	$ 893,755	$ 1,319,969	$ 779,162
Telecommunications service fees	296,101	1,262	63,048
Union pay service charges	233,398	393,205	193,477
Employee compensation	81,487	99,514	94,378
Employee benefit expenses	16,060	18,056	18,310
Selling and Marketing Expense, Total	1,520,801	1,832,006	1,148,375
General and administrative expenses:
Employee compensation	1,661,587	1,749,429	1,017,412
Rental fee	138,618	0	0
Consulting fees	103,755	0	0
Employee benefit expenses	25,147	61,000	46,766
Depreciation expenses of vehicles	21,418	22,162	22,596
Daily expenses	25,928	0	0
Entertainment	14,067	0	0
Other	48,048	66,519	21,506
Total General and administrative expenses	2,038,568	1,899,110	1,108,280
Operating expenses	$ 3,559,369	$ 3,731,116	$ 2,256,655